Earnings per share (Tables)	12 Months Ended
Jun. 30, 2024
Earnings Per Share
Schedule of basic and diluted earnings per share

	Consolidated Group
	2024	2023
Weighted average number of shares used in basic earnings per share	1,299,299	1,053,920
Weighted average number of shares used in diluted earnings per share	1,299,299	1,053,920